EARNING PER SHARE ('EPS') (Details) - COP ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EARNING PER SHARE ('EPS')
Income from continuing operations before attribution of non-controlling interests	$ 3,214,567	$ 2,786,435	$ 2,754,173
Less: Non-controlling interests from continuing operations	97,216	127,571	139,173
Net income from continuing operations	3,117,351	2,658,864	2,615,000
Less: Preferred dividends declared	435,810	402,451	370,983
Less: Allocation of undistributed earnings to preferred stockholders	998,864	816,277	827,126
Continuing operations	998,864	816,277	827,126
Net income allocated to common shareholders for basic and diluted EPS	$ 1,682,677	$ 1,440,136	$ 1,416,891
Weighted average number of common shares outstanding used in basic EPS calculation (in millions)	510	510	510
Basic and Diluted earnings per share to common shareholders	$ 3,301	$ 2,825	$ 2,780
From continuing operations	$ 3,301	$ 2,825	$ 2,780